Exhibit 99.03 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121192	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-6.40%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	No	The subject is a single family home with an Accessory Dwelling Unit, not guest suite.	Yes	The subjects condition and quality ratings are accurate based on UAD guidelines.	No	Comps 3 and 4 are not suitable.	No	Comp 4 is in a different market.	No	The bathroom adjustments made are not appropriate as noted.	Yes	The provided photos are of acceptable quality.	No	The appraisers opinion of market value was not adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches, and maps are present.	I have reviewed the original appraisal and determined that the concluded value of XXX was not adequately supported as of the effective date of the appraisal. The following issues were identified in the report: The appraiser classified the subject property as a single-family home with a guest suite. Upon further review, it appears the additional living space is an Accessory Dwelling Unit (ADU) and should have been identified as such. It appears that the subject Accessory Dwelling Unit was recently completed. It is not known, nor did the appraiser make reference if this was legally permissible. This needs to be explained. The appraiser applied a XXX adjustment for a bathroom difference; however, one of the bathrooms is located within the Accessory Dwelling Unit. This adjustment was not warranted. Comparable Sale XXX is not a reasonable substitute for the subject property, as it features a different architectural style and includes a fully finished basement. Comparable Sale XXX is located in a different market area, has superior updates, and includes a detached guest home. As a result, it is not a reasonable comparable for the subject. The appraiser failed to bracket the presence of the Accessory Dwelling Unit. Independent research identified a suitable comparable property with an ADU as follows: (XXX, sold for XXX similar square feet, has larger superior Accessory Dwelling Unit, superior brick siding, similar interior upgrades). Utilizing this additional comparable along with Comps XXX and XXX from the original report, and applying appropriate adjustments, the reviewed value of the subject property is estimated at XXX The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121274	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed. The subject does appear to have a superior amenity (bathrooms) and no similar properties with recent sale dates were noted.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: all comparables utilized are inferior in bathroom utility. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 1 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The OA has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps are similar to the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000123522	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathroom, XXX square feet, built in XXX The subject kitchen and bathrooms updated six to ten years ago. The subject is in average condition with no evidence of significant deferred maintenance being observed. Mechanical systems, including HVAC, plumbing, and electrical, appear functional with no observable deficiencies at time of inspection. The subject property is very compatible and conforming in the subject neighborhood. Marketability and acceptability is typical for market area. The subject property is located in a residential area with similar properties. It is located within XXX miles of shopping, schools, support facilities, and Employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121420	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	No	Value is not bracketed by the adjusted values of the comps - this is easily remedied by removing the condition adjustment on comp 3 which appears to be unnecessary	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Too many dated sales used - recent sale comps are located to offer additional support and bracketing - XXX XXX The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121285	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121176	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	No	Located near commercial - this is not addressed, bracketed, or commented on	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Located near commercial - this is not addressed, bracketed, or commented on Room adjustments should be made Not enough recent sales used - this is due to a lack of recent sale comps available Expanded radius parameters used due to size and age Though on the high side of the market considering location and build, the final value is within an acceptable range The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121368	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Age is bracketed within XXX year.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121305	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121353	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XX/XX/XXXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121145	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX and XXX above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as average in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121190	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX and XX/XX/XXXX above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121224	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX and XXX above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as average in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121419	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Stable Property Values with Marketing Time Under 3 months.	Yes	Suburban location with Built Up over XXX% Public utilities and not located in a flood zone	Yes	Purchase. Property was listed for $XXX XX/XX/XXXX with XXX #XXX (XXX) Under contract for $XXX XX/XX/XXXX	Yes	Renovated kitchen and baths within past 10 years. Reported as C3 per UAD	Yes	Reported as C3 per UAD	Yes	Sales considered are similar design and are adjusted upward for inferior GLA. Bracket age of construction	Yes	Sales are located within XXX miles radius of the subject property	Yes	Adjustments are within acceptable range	Yes	Based on exterior and interior photos. No damages or needed repairs	Yes	Sales range from $XXX to $XXX Adjusted value range $XXX to $XXX	Yes	Residential Zoning / R	Yes	Photos, sketch and maps are in the appraisal report	The subject property is a XXX Story Contemporary Design with XXX bedrooms, XX/XX/XXXX baths and XXX sq ft GLA. Finished basement, XXX Car attached garage and inground pool Stable Property Values with Marketing Time Under XXX months. XXX location with Built Up over XXX% Public utilities and not located in a flood zone Purchase. Property was listed for XXX XX/XX/XXXX with MLS #XXX (XXX) Under contract for XXX/XXX/XXX. Sold XX/XX/XXXX for XXX Renovated XXX and XXX within past XXX years. Reported as C3 per UAD Sales considered are similar design and are adjusted upward for inferior GLA. Bracket age of construction Sales are located within XX/XX/XXXX miles radius of the subject property Sales range from XXX to XXX Adjusted value range XXX to XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000121339	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The appraiser accurately and sufficiently described the neighborhood, noting if there was external obsolescence. The Subject is located on a XXX known as XXX, which is a private, gated oceanfront community with championship golf courses. XXX is a resort area with vacation rentals. Subject neighborhood roads are private and are maintained by the HOA. This does not negatively affect subjects marketability or appeal.	Yes	The prior sale history of the subject and the comparables is accurate. Subject prior transfer was arms-length and in poor condition. A full renovation was then completed prior to current valuation.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. If applicable all damage/needed repairs are assumed to be documented. The condition rating is supported at C3.	Yes	Most if not all significant features and characteristics are bracketed. The OA comparables are competing homes and are acceptable. Properties vary significantly in this market depending on quality, condition, GLA, and view Net XXX% / Gross XXX% / and or / XXX% Line item adjustment criteria may be exceeded in some cases due to necessary / relative market adjustments	Yes	The comparables are located within acceptable proximity from the subject, located in the market area. Some comparables used may exceed the XXX mile and/or 6 month criteria. This is considered to be common or typical from the area, and all comparables used come from areas that share the same market characteristics and appeal to the same demographics as the subject property.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The provided photos are of acceptable quality and document any upgrades to the property.	Yes	The OA has used comparables to bracket the major features of the subject, such as condition, site size, and GLA to support the market value.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The subject photos, the comparable photos, a sketch, and the location map are present.	Due to its unique nature, appeal, and higher price points, comparable sales must be limited to XXX. Prices can still range by millions of dollars in this area, and therefore the spread of comparable says prices may be larger than for more standard residential areas. Subject prior transfer was arms-length and in poor condition. A full renovation was then completed prior to current valuation. Some comps exceed distance criteria but are all located within XXX Resort which is approx XXX mile wide by XXX miles long. Subject value is above the predominant value for XXX but reflective of properties of similar condition, quality, appeal, and lot position / view, and therefore not considered adverse to its marketability. The final market value was derived by giving consideration to all Comp(s) due to their proximity to the subject, recent sale dates and overall similarity to the subject. Greatest consideration is given to Comp XXX for its same C3 condition, similar quality and site size. The most recent closed comparables that were competitive to the subject were used. All closed comparables were XXX length transactions unless otherwise noted. All rental comps are within the subject's market area and adequately reflect the subject's locational appeal and rental potential. The marketable rent in the area ranges from XXX to XXX Lease amounts provided appear to be acceptable and supportive within a tolerance based on review of the OA provided.	Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions and final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	6000114040	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood. Busy road location addressed in XXX	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home listed in C3 condition which appears reasonable. S1 was located in gated development that was not addressed/adjusted. Per MLS< S1 closed for $XXX not $XXX as listed in OA. S2 noted XX/XX/XXXX garage in-law that was not addressed in OA. S4 appears superior in condition per MLS; per MLS over $XXX in high end enhancements. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP XXX-XXX Standard Rule XX/XX/XXXX (xii).